Business Acquisitions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2014
Business Acquisitions, Goodwill and Intangible Assets
Schedule of estimated fair values of the assets acquired and liabilities assumed, as of the acquisition dates

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Cash acquired	$17.1	$20.1	$1.9
Other current assets	256.2	41.5	7.8
Goodwill	72.7	72.6	10.5
Intangible assets	11.9	9.4	1.5
Other non-current assets	16.5	8.6	3.3
Current liabilities	(274.1)	(54.9)	(8.8)
Non-current liabilities	(11.8)	(15.3)	(0.8)

Net assets acquired	$88.5	$82.0	$15.4

Schedule of acquired intangible assets from acquisitions

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Backlog	$5.8	$4.2	$0.7
Customer relationships	4.6	5.2	0.8
Trademark / tradename	1.5	—	—

Total intangible assets	$11.9	$9.4	$1.5

Schedule of consideration for acquisitions

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Cash paid	$70.2	$62.1	$14.5
Promissory notes	18.3	5.6	—
Equity issued	—	14.3	0.9

Total consideration	$88.5	$82.0	$15.4

Schedule of market multiples used in the goodwill impairment evaluation process
	September 30,
	2012	2011
Market multiple of revenue:
EMEA	0.35	0.5
MSS	0.35	0.5

Schedule of the carrying values of reporting units before and after the goodwill impairment expense
	September 30, 2012
	EMEA	MS
Carrying value before impairment	$345.5	$362.2
Goodwill impairment	(155.0)	(181.0)
Carrying value after impairment	$190.5	$181.2

Schedule of changes in the carrying value of goodwill by reportable segment

	Fiscal Year 2014
	September 30, 2013	Post- Acquisition Adjustments	Foreign Exchange Impact	Acquired	September 30, 2014
	(in millions)
Design and Consulting Services	$1,414.1	$5.0	$(31.3)	$91.4	$1,479.2
Construction Services	216.5	—	—	60.4	276.9
Management Services	181.2	—	—	—	181.2

Total	$1,811.8	$5.0	$(31.3)	$151.8	$1,937.3

	Fiscal Year 2013
	September 30, 2012	Post- Acquisition Adjustments	Foreign Exchange Impact	Acquired	September 30, 2013
	(in millions)
Design and Consulting Services	$1,377.7	$—	$(36.2)	$72.6	$1,414.1
Construction Services	216.5	—	—	—	216.5
Management Services	181.2	—	—	—	181.2

Total	$1,775.4	$—	$(36.2)	$72.6	$1,811.8

Schedule of finite-lived intangible assets by major class

	September 30, 2014			September 30, 2013			Amortization
	Gross Amount	Accumulated Amortization	Intangible Assets, Net	Gross Amount	Accumulated Amortization	Intangible Assets, Net	Period (years)
	(in millions)
Backlog	$110.0	$(97.4)	$12.6	$94.9	$(89.4)	$5.5	1 – 5
Customer relationships	161.6	(85.4)	76.2	147.1	(69.5)	77.6	10
Trademark / tradename	9.3	(7.9)	1.4	7.8	(7.8)	—	2

Total	$280.9	$(190.7)	$90.2	$249.8	$(166.7)	$83.1

Schedule of estimated future amortization expense of intangible assets
Fiscal Year	(in millions)
2015	$26.5
2016	17.5
2017	13.2
2018	9.9
2019	9.0
Thereafter	14.1

Total	$90.2